CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2016		¥ 98,924	¥ 5,703,144	¥ 746,785	¥ 1,469,308	¥ (3,610)		¥ 168,640
Cumulative effect of change in accounting principles (Note 17) at Mar. 31, 2016				(329)	330			(10,441)
Balance at beginning of period, adjusted at Mar. 31, 2016				746,456	1,469,638			158,199
Issuance of new shares of common stock due to conversion of preferred stock			98,924
Purchases of treasury stock						(1,869)
Conversion to common stock		¥ (98,924)
Issuance of new shares of common stock due to exercise of stock acquisition rights			969
Disposal of treasury stock						380
Effect of other increase (decrease) in consolidated subsidiaries								3,256
Net income attributable to MHFG shareholders	¥ 379,558			379,558
Change during period	(196,229)				(195,339)
Gains (losses) on disposal of treasury stock			(55)
Dividends paid to noncontrolling interests								(1,971)
Dividends declared	(94,828)			(94,828)
Stock-based compensation related to stock option			(1,009)
Net income attributable to noncontrolling interests	(3,200)							3,200
Performance-based stock compensation program			118
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								108
Change in ownership interests in consolidated subsidiaries			706
Foreign currency translation adjustments attributable to noncontrolling interests								(1,000)
Pension liability adjustments attributable to noncontrolling interests								2
Cancellation of treasury stock			(1)			1
Balance at end of period at Sep. 30, 2016	8,264,977		5,802,796	1,031,186	1,274,299	(5,098)	¥ 8,103,183	161,794
Balance at beginning of period at Mar. 31, 2017	8,772,057		5,826,149	918,894	1,521,163	(4,849)		510,700
Balance at beginning of period, adjusted at Mar. 31, 2017				918,894	1,521,163			510,700
Purchases of treasury stock						(2,447)
Issuance of new shares of common stock due to exercise of stock acquisition rights			546
Disposal of treasury stock						821
Effect of other increase (decrease) in consolidated subsidiaries								(27,629)
Net income attributable to MHFG shareholders	372,549			372,549
Change during period	165,077				164,684
Gains (losses) on disposal of treasury stock			(43)
Dividends paid to noncontrolling interests								(5,284)
Dividends declared				(95,174)
Stock-based compensation related to stock option			(580)
Net income attributable to noncontrolling interests	(20,981)							20,981
Performance-based stock compensation program			(235)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								743
Change in ownership interests in consolidated subsidiaries			122
Foreign currency translation adjustments attributable to noncontrolling interests								(379)
Pension liability adjustments attributable to noncontrolling interests								29
Balance at end of period at Sep. 30, 2017	¥ 9,200,761		¥ 5,825,959	¥ 1,196,269	¥ 1,685,847	¥ (6,475)	¥ 8,701,600	¥ 499,161